Loans and Borrowings	9 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings

12. LOANS AND BORROWINGS

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(EUR in thousands)	Year of maturity	June 30, 2026	September 30, 2025
Non-current liabilities
EUR Term Loan	2029	375,000	375,000
USD Term Loan	2029	97,883	98,641
Vendor Loan	2029	226,908	217,408
Vendor Loan - interest payable	N/A	1,657	3,983
Original Senior Notes	2029	—	428,500
New Senior Notes	2033	900,000	—
Revolving Credit Facility	2029	80,000	—
		1,681,448	1,123,532
Original Senior Notes - embedded derivative		—	28,638
New Senior Notes - embedded derivative		4,893	—
Less: amortization under the effective interest method		(8,057)	(24,160)
		1,678,284	1,128,010

Current liabilities
EUR Term Loan - interest payable	N/A	2,344	2,242
USD Term Loan - current portion	2026 / 2027	5,051	5,090
USD Term Loan - interest payable	N/A	384	428
Original Senior Notes - interest payable	N/A	—	9,373
New Senior Notes - interest payable	N/A	1,238	—
Revolving Credit Facility - interest payable	N/A	109	—
		9,126	17,133

Revolving Credit Facility ("RCF")

On March 9, 2026, €5.0 million of the Company’s RCF was separated into a new ancillary facility. With the already existing €10.0 million ancillary facility, the Company has a total of €15.0 million for global guarantees, which will allow the Company to support new global store openings.

On May 19, 2026, the Company utilized €110.0 million of the RCF to support the share repurchases under the ASR Agreement. The Company repaid €30.0 million of the RCF on June 19, 2026. See Note 10 - Equity for further details on the ASR Agreement.

As at June 30, 2026, €130.0 million of the Company's €225.0 million RCF is available. See Note 21 - Subsequent events for details related to full repayment of the RCF.

Senior Notes

On June 19, 2026, Birkenstock Group B.V. & Co. KG, an indirect wholly-owned subsidiary of the Holding, issued senior unsecured notes in an aggregate principal amount of €900.0 million in a debt offering (the "New Senior Notes"). The New Senior Notes are scheduled to mature on June 15, 2033 and bear interest of 4.5% annually. The Company accrued and paid for preliminary banking and issuance fees of €6.0 million, which are capitalized and amortized to "Finance cost, net" using the effective interest method over the life of the New Senior Notes.

The Company recognized the optional redemption clause as an embedded derivative separated from the non-derivative host in the consolidated statement of financial position at an initial fair value of €4.9 million. The subsequent changes in the fair value of the derivative asset is recognized within the consolidated statement of comprehensive income. See Note 11 - Financial instruments and financial risk management for additional details.

On April 29, 2021, Birkenstock Financing S.à r.l. issued notes in an aggregate principal amount of €430.0 million in a debt offering (the “Original Senior Notes”). The Original Senior Notes were scheduled to mature on April 30, 2029 and bore interest of 5.25% annually. The Company paid banking and issuance fees of €14.3 million, which were capitalized and amortized to "Finance cost, net" using the effective interest method over the life of the Original Senior Notes. Using the proceeds from the New Senior Notes, effective June 26, 2026, the Original Senior Notes were redeemed on behalf of Birkenstock Financing S.à r.l.. As a result, a loss of €11.7 million from the accelerated amortization of the transaction costs and derecognition of the embedded derivative was recognized in "Finance cost, net" during the three and nine months ended June 30, 2026.